CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Call options (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	May 17, 2019 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Proceeds from exercise of call option		¥ 621,059
Call Option | 2024 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Net proceeds from the offering | $	$ 30
Proceeds from exercise of call option		621,000
Derivative asset fair value | $	$ 30
Gain from change in fair value			¥ 476,000
Loss from change in fair value		136,000
Exchange loss for call option			¥ 14,000
Exchange gain for call option		¥ 300
Call Option | American Depositary Shares | 2024 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Issuance of shares (in shares) | shares	1,875,000